Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.92%
Aerospace & Defense–2.52%
Raytheon Technologies Corp.	113,899	$11,154,129
Air Freight & Logistics–1.90%
United Parcel Service, Inc., Class B	43,240	8,388,128
Apparel Retail–0.82%
TJX Cos., Inc. (The)	46,337	3,630,967
Apparel, Accessories & Luxury Goods–0.52%
Columbia Sportswear Co.	25,365	2,288,938
Application Software–1.10%
Intuit, Inc.	10,879	4,850,185
Asset Management & Custody Banks–1.35%
State Street Corp.	79,103	5,987,306
Biotechnology–1.16%
AbbVie, Inc.(b)	32,165	5,126,136
Building Products–0.97%
Trane Technologies PLC	23,226	4,273,119
Cable & Satellite–1.50%
Comcast Corp., Class A	174,487	6,614,802
Construction Machinery & Heavy Transportation Equipment– 0.70%
Caterpillar, Inc.	13,491	3,087,280
Consumer Finance–1.36%
American Express Co.	36,505	6,021,500
Consumer Staples Merchandise Retail–4.21%
Target Corp.	44,387	7,351,819
Walmart, Inc.	76,333	11,255,301
		18,607,120
Distillers & Vintners–0.97%
Constellation Brands, Inc., Class A	18,940	4,278,357
Diversified Banks–5.58%
Bank of America Corp.	331,307	9,475,380
Fifth Third Bancorp	91,067	2,426,025
PNC Financial Services Group, Inc. (The)(b)	33,786	4,294,200
Wells Fargo & Co.	226,757	8,476,177
		24,671,782
Electric Utilities–2.74%
American Electric Power Co., Inc.	60,576	5,511,810
Entergy Corp.	61,416	6,616,960
		12,128,770
Electrical Components & Equipment–0.89%
ABB Ltd. (Switzerland)	114,964	3,942,352
Electronic Manufacturing Services–1.50%
TE Connectivity Ltd.	50,504	6,623,600
Shares		Value
Financial Exchanges & Data–3.33%
CME Group, Inc., Class A	40,751	$7,804,631
S&P Global, Inc.	20,122	6,937,462
		14,742,093
Health Care Equipment–5.74%
Becton, Dickinson and Co.	34,330	8,498,048
Medtronic PLC	85,240	6,872,049
Stryker Corp.	24,517	6,998,868
Zimmer Biomet Holdings, Inc.	23,237	3,002,220
		25,371,185
Health Care Services–1.96%
CVS Health Corp.	116,505	8,657,487
Home Improvement Retail–1.43%
Lowe’s Cos., Inc.	31,694	6,337,849
Industrial Conglomerates–1.55%
General Electric Co.	71,895	6,873,162
Industrial Machinery & Supplies & Components–1.88%
Parker-Hannifin Corp.	24,769	8,325,109
Integrated Oil & Gas–5.39%
Chevron Corp.	86,996	14,194,268
Exxon Mobil Corp.	87,946	9,644,158
		23,838,426
Integrated Telecommunication Services–3.24%
Deutsche Telekom AG (Germany)	234,586	5,681,885
Verizon Communications, Inc.	221,815	8,626,385
		14,308,270
Interactive Home Entertainment–0.67%
Electronic Arts, Inc.	24,434	2,943,075
Investment Banking & Brokerage–0.67%
Charles Schwab Corp. (The)	56,913	2,981,103
IT Consulting & Other Services–0.64%
Accenture PLC, Class A	9,850	2,815,228
Life Sciences Tools & Services–2.33%
Thermo Fisher Scientific, Inc.	17,874	10,302,037
Managed Health Care–2.22%
Elevance Health, Inc.(b)	9,509	4,372,333
UnitedHealth Group, Inc.	11,551	5,458,887
		9,831,220
Multi-line Insurance–1.47%
Hartford Financial Services Group, Inc. (The)	93,224	6,496,781
Multi-Utilities–2.82%
Dominion Energy, Inc.	106,225	5,939,040
Public Service Enterprise Group, Inc.	104,643	6,534,955
		12,473,995
Oil & Gas Exploration & Production–3.45%
ConocoPhillips	100,433	9,963,958

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co.	25,839	$5,277,357
		15,241,315
Packaged Foods & Meats–2.04%
Kraft Heinz Co. (The)	113,827	4,401,690
Nestle S.A.	37,723	4,605,104
		9,006,794
Paper & Plastic Packaging Products & Materials–0.53%
Avery Dennison Corp.	13,011	2,328,058
Personal Care Products–0.90%
L’Oreal S.A. (France)	8,913	3,987,693
Pharmaceuticals–6.46%
Eli Lilly and Co.	11,149	3,828,789
Johnson & Johnson	93,905	14,555,275
Merck & Co., Inc.	95,484	10,158,543
		28,542,607
Property & Casualty Insurance–1.26%
Travelers Cos., Inc. (The)	32,483	5,567,911
Rail Transportation–1.25%
Union Pacific Corp.	27,430	5,520,562
Regional Banks–0.96%
M&T Bank Corp.(b)	35,659	4,263,747
Research & Consulting Services–0.55%
Booz Allen Hamilton Holding Corp.(b)	26,107	2,419,858
Restaurants–2.75%
McDonald’s Corp.	24,291	6,792,006
Starbucks Corp.	51,521	5,364,882
		12,156,888
Semiconductor Materials & Equipment–1.09%
Lam Research Corp.(b)	9,107	4,827,803
Semiconductors–1.75%
Analog Devices, Inc.	23,837	4,701,133
Broadcom, Inc.	4,738	3,039,617
		7,740,750
Soft Drinks & Non-alcoholic Beverages–1.33%
Coca-Cola Co. (The)	94,990	5,892,230
Shares		Value
Specialty Chemicals–2.25%
DuPont de Nemours, Inc.	87,940	$6,311,454
PPG Industries, Inc.	27,315	3,648,737
		9,960,191
Systems Software–2.53%
Microsoft Corp.	38,819	11,191,518
Telecom Tower REITs–1.17%
Crown Castle, Inc.	38,831	5,197,141
Timber REITs–0.71%
Weyerhaeuser Co.	104,121	3,137,166
Transaction & Payment Processing Services–1.81%
Visa, Inc., Class A(b)	35,417	7,985,117
Total Common Stocks & Other Equity Interests (Cost $366,114,725)		432,938,840
Money Market Funds–2.18%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(c)(d)	3,374,089	3,374,089
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(c)(d)	2,409,092	2,409,574
Invesco Treasury Portfolio, Institutional Class, 4.72%(c)(d)	3,856,101	3,856,101
Total Money Market Funds (Cost $9,639,865)		9,639,764
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $375,754,590)		442,578,604
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.44%
Invesco Private Government Fund, 4.78%(c)(d)(e)	5,049,486	5,049,486
Invesco Private Prime Fund, 4.98%(c)(d)(e)	14,583,173	14,583,173
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,633,693)		19,632,659
TOTAL INVESTMENTS IN SECURITIES–104.54% (Cost $395,388,283)		462,211,263
OTHER ASSETS LESS LIABILITIES—(4.54)%		(20,064,117)
NET ASSETS–100.00%		$442,147,146
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,942,942	$5,813,407	$(8,382,260)	$-	$-	$3,374,089	$60,159
Invesco Liquid Assets Portfolio, Institutional Class	4,245,001	4,152,434	(5,987,329)	(101)	(431)	2,409,574	40,004
Invesco Treasury Portfolio, Institutional Class	6,791,933	6,643,893	(9,579,725)	-	-	3,856,101	63,743
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,057,276	50,131,250	(55,139,040)	-	-	5,049,486	101,181*
Invesco Private Prime Fund	25,861,568	113,575,340	(124,850,889)	(2,608)	(238)	14,583,173	279,702*
Total	$52,898,720	$180,316,324	$(203,939,243)	$(2,709)	$(669)	$29,272,423	$544,789

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$414,721,806	$18,217,034	$—	$432,938,840
Money Market Funds	9,639,764	19,632,659	—	29,272,423
Total Investments	$424,361,570	$37,849,693	$—	$462,211,263
Invesco V.I. Diversified Dividend Fund